Consolidated statements of Profit or Loss - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Revenue from contracts with customers		$ 21,122,087	$ 20,619,673	$ 16,922,385
Cost of sales		(15,696,044)	(15,380,090)	(12,488,856)
Gross profit		5,426,043	5,239,583	4,433,529
Distribution, administrative and selling expenses		(4,482,993)	(4,231,887)	(3,489,920)
Other operating revenue		36,894	52,929	47,168
Other operating expenses		(107,433)	(80,152)	(49,749)
Other income		10,270	9,661	(21,620)
Operating profit		882,781	990,134	919,408
Financial income		284,090	219,909	173,819
Financial cost		(698,380)	(600,383)	(369,574)
Share of profit in associates and joint ventures		(114,419)	(34,720)	7,234
Profit before income tax from continuing operations		354,072	574,940	730,887
Income tax (expense)		(45,898)	(325,702)	(137,670)
Profit for the year from continuing operations		308,174	249,238	593,217
Net loss from discontinued operations				(280)
Profit for the year		308,174	249,238	592,937
Net profit attributable to:
Equity holders of the Parent		125,998	99,072	474,681
Non-controlling interests		182,176	150,166	118,256
Profit for the year		$ 308,174	$ 249,238	$ 592,937
Basic and diluted earnings per share (*):
Basic earnings per share from continuing operations attributable to the shareholders of the Parent (in Pesos per share)	[1]	$ 97.08	$ 76.33	$ 365.96

[1]	Amounts expressed in Colombian pesos.